Property, Plant and Equipment - Components of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 2,662.1	$ 2,465.3
Less accumulated depreciation	(1,205.1)	(1,093.0)
Property, plant and equipment, net	1,457.0	1,372.3
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	83.6	85.2
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	530.6	512.8
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	1,880.0	1,775.5
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, at cost	$ 167.9	$ 91.8